As filed with the Securities and Exchange Commission on December 9, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47202-1729
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47202-1729
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004

Item 1. Report to Stockholders.

Kirr, Marbach Partners Value Fund

KM &Co

Annual Report

September 30, 2004

www.kmpartnersfunds.com

“Being president is like being a jackass in a hailstorm. There’s nothing to do but to stand there and take it.”
- Lyndon B. Johnson

November 19, 2004

DEAR FELLOW SHAREHOLDERS:

The U.S. equity market was essentially “stuck in neutral” during the first 9-months of calendar 2004, as investors had decidedly mixed emotions as the bull market reached its second birthday. Soaring crude oil prices, the Federal Reserve’s raising of interest rates, the slowdown in the rate of growth of corporate earnings and terrorist threats surrounding and uncertainty about the presidential election combined to dampen enthusiasm for stocks.

After reaching an all-time high of $55.17 on October 22, 2004, crude oil futures have dipped back below $50 in early November. The Federal Reserve has noted the deleterious effect of high energy prices on the economy and will consider this in setting future interest rate policy. The rate of increase of growth of corporate earnings has slowed, but after four consecutive quarters of 20% plus growth for S&P 500 earnings, this was a mathematical certainty at some point and shouldn’t have surprised anyone. Finally, terrorists were not able to disrupt the presidential election, the result of which was determined relatively quickly.

During the third calendar quarter of 2004, the Kirr, Marbach Partners Value Fund (“Value Fund”) experienced a total return of -3.87%, while the Standard and Poor’s 500 Index (“S&P 500 Index”) and the Russell Midcap Index had total returns of -1.87% and -0.84%, respectively. Value Fund had a total return of 13.28% for its fiscal year ending September 30, 2004, while the S&P 500 Index and Russell Midcap Index had total returns of 13.87% and 20.55% for the same period, respectively.

We attribute owning stocks of good companies with attractive valuations as the key to our success this fiscal year, as well in prior years. As you can see from the table, U.S. stocks enjoyed a strong run over the past two years, most of the increase occurring in the first year. Further, the advance has been fairly broad-based, in stark contrast to the late 1990s, when anything technology or dot-com related went through the roof and everything else languished. Then, there were large pockets of investment ideas with compelling merit. These pockets have now been hunted and the overall market has reached “fair value.” The upshot is it’s harder to find ideas meeting our quality and risk/ return criteria and returns going forward are going to be more modest.

We believe the fundamentals support higher equity valuations and hope stock prices begin to reflect this as the fog of uncertainty begins to lift. Nobody ever said being a long-term investor is easy and sometimes we do feel like the proverbial jackass in a hailstorm. As always, we thank you for your investment and the trust and confidence you’ve placed in us.

1

Periods ending September 30, 2004 (4)	Value Fund (1) Total Return	S&P 500 (2) Index	Russell Midcap (3) Index

3-months	-3.87%	-1.87%	-0.84%
9-months	1.22%	1.51%	5.77%
One-year	13.28%	13.87%	20.55%
Two-years	19.35%	19.02%	26.44%
Three-years	9.60%	4.05%	13.32%
Five-years	8.70%	-1.31%	8.26%
Since Inception	7.36%	-0.24%	7.31%
(December 31, 1998)

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-870-8039.

(1)	The performance data quoted assumes the reinvestment of capital gains and income distributions. Performance also reflects fee waivers in effect. In absence of fee waivers, total return would be reduced. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The S&P 500 is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

(3)	The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This Index cannot be invested in directly.

(4)	One-year, two-year, three-year, five-year and Since Inception returns are Average Annualized Returns.

Regards,

Mark D. Foster, CFA	Mickey Kim, CFA
President	Vice President, Treasurer and Secretary

Value Fund invests in foreign securities, which involves greater volatility and political, economic and currency risks and differences in accounting methods. Value Fund may also invest in small- and medium-capitalization companies, which tend to have more limited liquidity and greater price volatility than large-capitalization companies.

This material must be preceded or accompanied by a current Prospectus. Value Fund’s investment objectives, risks, charges and expenses must be considered carefully before you invest or send money.

Quasar Distributors, LLC is the Distributor for Value Fund. (11/04)

For further information about Value Fund and/or an account application, please call Craig Kessler at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN 47202-1729.

2

This chart assumes an initial investment of $10,000. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As of the fiscal year ended September 30, 2004 the Fund has chosen to use the S&P 500 Index and the Russell Midcap Index as its comparison benchmarks.

	Average Annual Rate of Return (%)

	One-Year Ended	Five-Years Ended	Since Inception to
	Sept. 30, 2004	Sept. 30, 2004	Sept. 30, 2004

Kirr, Marbach Partners Value Fund	13.28%	8.70%	7.36%
(Inception December 31, 1998)
S&P 500*	13.87%	-1.31%	-0.24%
Russell Midcap Index**	20.55%	8.26%	7.31%

*	The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
**	The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This Index cannot be invested in directly.

Performance data quoted represents past performance; past performance does not guarantee future results.
The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-870-8039.

3

EXPENSE EXAMPLE - SEPTEMBER 30, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 - September 30, 2004).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/1/04	Ending Account Value 9/30/04	Expenses Paid During Period 4/1/04-9/30/04[1]

Actual	$1,000.00	$ 982.00	$ 7.18
Hypothetical (5% return	1,000.00	1,017.75	7.31
before expenses)
1 Expenses are equal to the Fund’s annualized expense ratio after expense reimbursement of 1.45%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period. The annualized expense ratio prior to expense reimbursement was 1.67%.

4

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

ASSETS:
Investments, at current value
(cost $36,061,978)	$40,134,531
Receivable for securities sold	738,133
Dividends receivable	35,698
Cash	11,010
Receivable for Fund shares sold	990
Interest receivable	105
Other assets	8,585
Total Assets	40,929,052

LIABILITIES:
Payable for securities purchased	91,791
Accrued expenses	46,403
Payable to Adviser	26,941
Payable for Fund shares redeemed	1,147
Total Liabilities	166,282

NET ASSETS	$40,762,770

NET ASSETS CONSIST OF:
Capital stock	$32,308,662
Undistributed net investment
income	237,101
Undistributed net realized gain
on investments	4,144,454
Net unrealized appreciation
on investments	4,072,553
Total Net Assets	$40,762,770

Shares outstanding (500,000,000
shares of $0.01 par value
authorized)	2,877,976

Net asset value, redemption price
and offering price per share	$14.16

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2004

INVESTMENT INCOME:
Dividend income
(net of withholding of $963)	$770,414
Interest income	33,579
Total Investment Income	803,993

EXPENSES:

Investment Adviser fees	390,039
Legal fees	62,857
Shareholder servicing fees	36,699
Administration fees	35,943
Federal and state registration fees	28,124
Fund accounting fees	23,811
Distribution fees	17,376
Custody fees	16,119
Audit fees	15,267
Directors fees	5,985
Reports to shareholders	2,862
Other	17,418
Total expenses before
reimbursement	652,500
Less: Reimbursement from
Investment Adviser	(86,944)
Net Expenses	565,556

NET INVESTMENT INCOME	238,437

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	4,872,312
Change in unrealized appreciation/
depreciation on investments	(527,701)
Net realized and unrealized gain
on investments	4,344,611

NET INCREASE IN NET ASSETS
RESULTING FROM
OPERATIONS	$4,583,048

See Notes to the Finanacial Statements

5

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	September 30, 2004	September 30, 2003

OPERATIONS:
Net investment income	$238,437	$(91,536)
Net realized gain on investments	4,872,312	682,330
Change in unrealized depreciation on investments	(527,701)	6,371,299
Net increase in net assets resulting from operations	4,583,048	6,962,093

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,319,909	14,916,286
Shares issued to holders in reinvestment of dividends	-	-
Cost of shares redeemed	(5,118,587)	(12,563,252)
Net increase in net assets from capital
share transactions	1,201,322	2,353,034

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	-
From net realized gains	-	-
Total dividends and distributions	-	-

TOTAL INCREASE IN NET ASSETS	5,784,370	9,315,127

NET ASSETS:
Beginning of period	34,978,400	25,663,273
End of period (including undistributed net investment
income(loss) of $237,101 and ($1,336), respectively)	$40,762,770	$34,978,400

CHANGES IN SHARES OUTSTANDING:
Shares sold	449,404	1,402,430
Shares issued to holders in reinvestment of dividends	-	-
Shares redeemed	(368,944)	(1,187,976)
Net increase	80,460	214,454

See Notes to the Finanacial Statements

6

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

	Year Ended September 30,
	2004	2003	2002	2001	2000

PER SHARE DATA:

Net asset value, beginning of period	$12.50	$9.94	$11.36	$11.51	$9.91

Income from investment operations:
Net investment income (loss)	0.08	(0.03)	0.00 (1)	0.02	0.00 (2)
Net realized and unrealized gain (loss)
on investments	1.58	2.59	(0.69)	(0.17)	1.65
Total from investment operations	1.66	2.56	(0.69)	(0.15)	1.65

Less distributions:
Dividends from net investment income	-	-	(0.01)	-	(0.04)
Distributions from net capital gains	-	-	(0.72)	-	-
Distributions from tax return of capital	-	-	-	-	(0.01)
Total distributions	-	-	(0.73)	-	(0.05)

Net asset value, end of period	$14.16	$12.50	$9.94	$11.36	$11.51

TOTAL RETURN	13.28%	25.76%	(7.58)%	(1.30)%	16.77%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period	$40,762,700	$34,978,400	$25,663,273	$25,760,283	$20,182,911

Ratio of expenses to average net assets:
Before expense reimbursement	1.67%	1.68%	1.64%	1.86%	1.97%
After expense reimbursement	1.45%	1.49% (3)	1.50%	1.50%	1.50%

Ratio of net investment income (loss) to
average net assets:
Before expense reimbursement	0.39%	(0.49)%	(0.29)%	(0.18)%	(0.41)%
After expense reimbursement	0.61%	(0.30)%	(0.15)%	0.12%	0.06%

Portfolio turnover rate	41.01%	39.60%	68.27%	80.05%	96.48%

(1)	Actual rate was (0.003).
(2)	Actual rate was (0.004).
(3)	Expense cap was decreased to 1.45% on August 4, 2003.

See Notes to the Finanacial Statements

7

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

Number of Shares		Value
	COMMON STOCKS - 86.7%

	Advertising Agencies - 1.6%
62,250	The Interpublic Group of Companies, Inc.*	$659,227

	Auto Manufacturers - 1.5%
24,550	HONDA MOTOR CO., LTD. - ADR	598,038

	Automotive Services - 1.1%
27,300	Adesa, Inc.*	448,539

	Business Services - 3.5%
14,700	Automatic Data Processing, Inc.	607,404
15,910	Cendant Corporation	343,656
27,600	MoneyGram International, Inc.	471,408
		1,422,468

	Chemicals - 1.9%
22,325	The Lubrizol Corporation	772,445

	Closed-End Investment Companies - 0.7%
10,862	Tortoise Energy Infrastucture Corporation	282,412

	Communications & Media - 7.2%
36,650	Emmis Communications Corporation - Class A*	661,899
29,625	Hearst-Argyle Television, Inc.	724,331
46,125	Insight Communications Company, Inc. - Class A*	405,900
48,600	Sinclair Broadcast Group, Inc. - Class A	354,780
31,160	Vivendi Universal SA - ADR*	801,747
		2,948,657

	Computers & Software - 1.9%
13,900	Affiliated Computer Services, Inc. - Class A*	773,813

	Consumer Products - 2.0%
46,620	AutoNation, Inc.*	796,270

Number of Shares		Value

	Electronic Components - 4.1%
38,329	Agilent Technologies, Inc.*	$826,757
55,548	AVX Corporation	658,244
10,729	Intersil Corporation - Class A	170,913
		1,655,914

	Financial Services - 9.6%
47,900	BearingPoint, Inc.*	428,226
31,500	CIT Group Inc.	1,177,785
16,000	H&R Block, Inc.	790,720
47,950	Janus Capital Group Inc.	652,600
32,800	Sovereign Bancorp, Inc.	715,696
6,900	Viad Corp	163,737
		3,928,764

	Food & Beverage - 4.5%
23,800	Cadbury Schweppes Plc - ADR	735,658
79,800	Mitchells & Butlers Plc - ADR	401,394
36,925	Safeway Inc.*	713,022
		1,850,074

	Health Care - 1.7%
25,500	Apria Healthcare Group Inc.*	694,875

	Insurance - 7.8%
32,700	Aon Corporation	939,798
10,100	CIGNA Corporation	703,263
21,675	Montpelier Re Holdings Ltd. - f	795,039
46,800	UnumProvident Corporation	734,292
		3,172,392
	Manufacturing / Production - 6.8%
23,850	Algoma Steel Inc. - f*	412,605
18,100	EMCOR Group, Inc.*	680,922
20,700	International Steel Group, Inc.*	697,590
28,000	Washington Group International, Inc. *	969,360
		2,760,477

See Notes to the Finanacial Statements

8

SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004

Number of Shares		Value

	Medical - 2.0%
13,250	Baxter International Inc.	$426,120
11,323	Triad Hospitals, Inc.*	389,964
		816,084

	Pharmaceuticals - 1.8%
24,107	Hospira, Inc*	737,674

	Real Estate - 1.1%
9,800	The St. Joe Company	468,146

	Real Estate Investment Trusts (REITs) - 2.1%
6,487	American Financial Realty Trust	91,532
49,940	Crescent Real Estate Equities
	Company	786,055
		877,587

	Retail - 6.7%
36,600	Blockbuster Inc. - Class A	277,794
37,500	Dillard's, Inc. - Class A	740,250
23,800	Dollar Tree Stores, Inc.*	641,410
21,375	The Gap, Inc.	399,712
26,300	The May Department Stores Company	674,069
		2,733,235

	Telecommunications - 9.5%
15,450	ALLTEL Corporation	848,360
74,800	Citizens Communications Company	1,001,572
112,000	Liberty Media Corporation - Class A*	976,640
6,745	Liberty Media International, Inc. - Class A*	225,027
9,600	Telephone and Data Systems, Inc.	808,032
		3,859,631

	Transportation - 1.6%
24,800	Canadian Pacific Railway Limited - f	639,344

	Travel & Recreation - 5.3%
11,850	Carnival Corporation - f	560,386
55,000	Hilton Hotels Corporation	1,036,200
24,900	IAC/InterActiveCorp*	548,298
		2,144,884

Number of Shares		Value

	Utilities - 0.7%
9,100	ALLETE, Inc.	$295,750

	Total common stocks (cost $31,269,950)	35,336,700

	PREFERRED STOCK - 1.4%

	Insurance - 1.4%
10,950	PartnerRe Ltd. - f*	558,450

	Total preferred stocks (cost $552,647)	558,450

Principal Amount
	SHORT-TERM INVESTMENTS -10.4%

	Variable Rate Demand Notes**
$381	Wisconsin Corporate Central Credit Union, 1.5100%, 12/31/2031	381
4,239,000	FHLB Discount Note, 1.0000%, 10/01/04	4,239,000

	Total short-term investments (cost $4,239,381)	4,239,381

	Total investments - 98.5% (cost $36,061,978)	40,134,531

	Other assets in excess of liabilities - 1.5%	628,239

	TOTAL NET ASSETS - 100%	$40,762,770

*	-- Non-income producing security.
**	-- Variable rate security as of September 30, 2004.
ADR	-- American Depository Receipt.
[f]	-- Foreign security.

See Notes to the Finanacial Statements

9

Allocation of Portfolio Net Assets
September 30, 2004

10

NOTES TO THE FINANCIAL STATEMENTS

SEPTEMBER 30, 2004

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is the Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

a)	Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”).
Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.
b)	Federal Income Taxes - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

c)	Income and Expenses - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

d)	Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes.

e)	Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)	Repurchase Agreements - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

11

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2004

g)	Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

2.	INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments by the fund: for the year ended September 30, 2004, were as follows:

	Purchases	Sales
U.S. Government	-	-
Other	$15,300,152	$14,465,898

At September 30, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments . . . . . . . . . . . . . .	$36,061,978

Gross unrealized appreciation . . . . . . . .	5,901,055
Gross unrealized depreciation . . . . . . .	(1,828,502)
Net unrealized appreciation . . . . . . . . .	4,072,553

Undistributed ordinary income . . . . . . . .	320,050
Undistributed long-term capital gain . .	4,061,505
Total distributable earnings . . . . . . . . . .	4,381,555

Total accumulated earnings/(losses) . . .	8,454,108

At September 30, 2004 the Fund did not have any accumulated net realized capital loss carryovers nor did it have any post-October losses deferred at September 30, 2004.
The Fund did not have any dividend distributions during the fiscal years ended September 30, 2004 and September 30, 2003.

3.	AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Investment Adviser”). Pursuant to its Advisory Agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

On May 19, 2003, the Board of Directors of the Fund approved an amendment to the Expense Cap/ Reimbursement Agreement with the Investment Adviser to reduce the expense cap from 1.50% to 1.45%. This adjustment came into effect on August 4, 2003. Consequently, the Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses do not exceed 1.45% of its average daily net assets until February 28, 2006. Accordingly, for the year ended September 30, 2004, the Investment Adviser waived advisory fees to reimburse the Fund for other expenses in the amount of $86,944. The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2006. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

12

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

SEPTEMBER 30, 2004

Year of expiration	Amount
9/30/2005	$42,951
9/30/2006	$58,394
9/30/2007	$86,944

As of September 30, 2004, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the
Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provide shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the year ended September 30, 2004, the Fund incurred expenses of $17,376 pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

13

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors

Kirr, Marbach Partners Funds, Inc.

We have audited the accompanying statement of assets and liabilities of the Kirr, Marbach Partners Value Fund (the “Fund”, a series of Kirr, Marbach Partners Funds, Inc.), including the schedule of investments, as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
November 16, 2004

14

Name, Address and Age	Position with the Corporation	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Other Directorships Held
INTERESTED DIRECTORS
Mark D. Foster* Born 1958	Director, Chairman and President	Indefinite term since 1998	Chief Investment Officer, Kirr, Marbach & Company, LLC	None

Mickey Kim* Born 1958	Chief Compliance Officer, Director, Vice President, Secretary and Treasurer	Indefinite term since 1998	Chief Operating Officer, Kirr, Marbach & Company, LLC	None

DIS-INTERESTEDDIRECTORS

Jeffrey N. Brown* Born 1959	Director	Indefinite term since 1998	President, Home News Enterprises	None

Mark E. Chesnut* Born 1947	Director	Indefinite term since 1998	Organizational Effectiveness Consultant and Trainer, Self-Employed	None

John F. Dorenbusch* Born 1938	Director	Indefinite term since 1998	Retired, Formerly President, Irwin Management Company and Tipton Lakes Company	None
* The address for all directors is Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, Indiana 47202

15

DIRECTORS	DISTRIBUTOR	INDEPENDENT REGISTERED
Mark D. Foster, CFA	Quasar Distributors, LLC	PUBLIC ACCOUNTING FIRM
Mickey Kim, CFA,	615 East Michigan St.	KPMG LLP
Jeffrey N. Brown	Milwaukee, WI 53202	303 E. Wacker Drive
Mark E. Chesnut		Chicago, IL 60601
John F. Dorenbusch
	CUSTODIAN	LEGAL COUNSEL
U.S. Bank, N.A.
PRINCIPAL OFFICERS	425 Walnut Street	Kirkland & Ellis LLP
Mark D. Foster, CFA, President	Cincinnati, OH 45202	200 E. Randolph Dr.
Mickey Kim, CFA, Vice President,		Chicago, IL 60601
Treasurer and Secretary	ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT
U.S. Bancorp Fund Services, LLC
INVESTMENT ADVISOR	Third Floor, 615 E. Michigan St.
Kirr, Marbach & Company, LLC	Milwaukee, WI 53202
621 Washington Street
Columbus, IN 47202

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s directors and is available without charge upon request by calling: 1-800-808-9444.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444. A description of the Fund’s proxy voting policies and procedures is available on the Fund’s website, www.kmpartnersfunds.com, or on the SEC’s website, at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available without charge upon request by calling 1-800-808-9444 or on the SEC’s website, at www.sec.gov.

16

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Annual Report

September 30, 2004

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2004	FYE 9/30/2003
Audit Fees	$13,000	$11,100
Audit-Related Fees
Tax Fees	2,150	1,800
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2004	FYE 9/30/2003
Registrant	$0	$0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 10. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)	(1) Code of Ethics filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                 Mr. Mark Foster, President

Date: December 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
            Mr. Mark Foster, President

Date: December 9, 2004

By (Signature and Title)*/s/ Mickey Kim
                                                  Mr. Mickey Kim, Treasurer

Date: December 9, 2004

* Print the name and title of each signing officer under his or her signature.